Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net income	$ 933	$ 1,590
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	255	285
Accretion of purchased loan discount	(45)	(50)
Amortization of discounts and premiums on investment securities, net	(29)	6
Amortization of deferred loan origination costs (fees)	(17)	(98)
Net gain on sale of loans	(5)	(255)
Net loss on real estate owned		35
ESOP compensation expense	4	73
Net gain on sale of property & equipment	(10)
Earnings on bank-owned life insurance	(81)	(78)
Provision (credit) for loan losses	113	(60)
Origination of loans held for sale	(157)	(4,789)
Proceeds from loans held for sale	314	6,199
Deferred income tax	(234)	275
Changes in:
Accrued interest receivable	(253)	45
Prepaid expenses and other assets	232	(415)
Accrued interest payable	58	(8)
Accounts payable and other liabilities	74	(114)
Net cash provided by operating activities	1,152	2,641
Cash flows from investing activities:
Purchase of investments available for sale	(4,974)	(10,449)
Purchase of FHLB stock	(472)
Maturities of time deposits in other financial institutions		247
Investment securities maturities, prepayments and calls:
Held to maturity	61	118
Available for sale	2,836	4
Proceeds from redemption of FHLB stock	2,347
Proceeds from sale of property & equipment	180
Loans originated for investment, net of principal collected	(39,335)	23,514
Proceeds from sale of real estate owned		50
Additions to premises and equipment, net	(127)	(151)
Net cash provided by (used in) investing activities	(39,484)	13,333
Cash flows from financing activities:
Net increase (decrease) in deposits	(13,548)	13,014
Payments by borrowers for taxes and insurance, net	27	(72)
Proceeds from Federal Home Loan Bank advances	135,300	9,000
Repayments on Federal Home Loan Bank advances	(99,279)	(31,807)
Treasury stock purchases	(461)	(540)
Dividends paid on common stock	(1,363)	(1,394)
Net cash provided by (used in) financing activities	20,676	(11,799)
Net increase (decrease) in cash and cash equivalents	(17,656)	4,175
Beginning cash and cash equivalents	25,823	21,648
Ending cash and cash equivalents	8,167	25,823
Cash paid during the year for:
Income taxes	290	550
Interest on deposits and borrowings	3,844	1,762
Supplemental disclosure of noncash investing activities:
Transfers from loans to real estate acquired through foreclosure	60	45
Loans disbursed upon sales of real estate acquired through foreclosure		$ 32